35 Financial Instruments (Details 1) - Credit risk [member] - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk		R$ 11,140,975	R$ 10,235,732
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk	[1]	3,222,768	2,941,727
Bonds and securities [member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk	[1]	300,530	282,081
Pledges and restricted deposits linked [member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk	[1]	133,718	98,580
Trade accounts receivable [member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk	[2]	3,819,680	3,182,567
CRC transferred to the parana state government [member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk	[3]	1,392,624	1,350,685
Sectorial financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk	[4]	346,930	473,989
Accounts receivable - distribution concession [member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk	[5]	1,149,934	1,161,203
Accounts receivable - concessions - bonus from the grant [member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk	[6]	671,204	647,984
Accounts receivable - generation concessions [member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk	[7]	81,202	69,182
Other temporary investments [member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk	[8]	R$ 22,385	R$ 27,734

[1]	The Company manages the credit risk of its assets in accordance with the Management's policy of investing virtually all of its funds in federal banking institutions. As a result of legal and/or regulatory requirements, in exceptional circumstances the Company may invest funds in prime private banks.
[2]	The risk arises from the possibility that the Company might incur losses resulting from difficulties to receive its billings to customers. This risk is directly related to internal and external factors to Copel. To mitigate this type of risk, the Company manages its accounts receivable, detecting defaulting consumers, implementing specific collection policies and suspending the supply and/or recording of energy and the provision of service, as established in contract and regulatory standards
[3]	Management believes this credit risk is low because repayments are secured by resources from dividends.
[4]	Management considers the risk of this credit to be reduced, since the agreements signed guarantee the unconditional right to receive cash at the end of the concession to be paid by the Concession Grantor, corresponding to the costs not recovered through the tariff.
[5]	Management considers the risk of this credit to be reduced, since the agreements signed guarantee the unconditional right to receive cash at the end of the concession to be paid by the Concession Grantor, referring to investments in infrastructure not recovered through the tariff.
[6]	Management considers the credit risk reduced to the balance of RBSE assets, even in light of the injunctions that temporarily reduced the RAP to be received, as described in Note 10.4.
[7]	For the generation concession assets, ANEEL published Normative Resolution 596/2013, which deals with the definition of criteria for calculating the New replacement value (Valor novo de reposicao - VNR, in Portuguese), for the purposes of indemnification. Management's expectation of indemnification for these assets supports recoverability of the balances recorded, as described in Note 10.5.
[8]	This risk arises from the possibility that the Company might incur losses resulting from the volatility on the stock market. This type of risk involves external factors and has been managed through periodic assessment of the variations occurred in the market.